Other Payables	12 Months Ended
Dec. 31, 2024
TextBlock 1 [Abstract]
Other Payables
18. Other Payables
Other payables as of December 31, 2023 and 2024 are as follows:

(in millions of Won)	2023		2024
Current
Accounts payable	￦	1,174,097	1,652,957
Accrued expenses		1,046,891	1,275,068
Dividend payable		3,261	4,182
Lease liabilities		163,952	161,601
Deposits withheld		349,277	370,063

	￦	2,737,478	3,463,871

Non-current
Accounts payable	￦	14,143	6,096
Accrued expenses		8,073	11,979
Lease liabilities		760,368	744,500
Long-term deposits withheld		90,981	46,437

	￦	873,565	809,012